Leases - Summary of Amounts Recognised in Statement of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Operating Lease [Abstract]
Interest on lease liabilities (refer note 16)	$ 1,697	$ 1,783	$ 1,554
Depreciation on right-of-use assets (refer note 18)	$ 4,383	$ 3,767	$ 3,220